Condensed Consolidated Stockholders' Equity (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 05, 2019	Aug. 31, 2019
Statement of Stockholders' Equity [Abstract]
Common Shares issued for cash, Amount	$ 0.02	$ 2.00